SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE HIERARCHY

The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair value measurement at reporting date using
March 31, 2024	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liabilities - Public Warrants	$—	$1,238,826	$—
Warrant liabilities - Private Placement Warrants	$—	$735,734	$—

SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING

The following potentially dilutive securities are excluded from the calculation of weighted average common shares outstanding because their inclusion would have been anti-dilutive:

	March 31,
	2024	2023
Options	2,538,940	1,620,600
Warrants	4,749,370	283,605
Total	7,288,310	1,904,205

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding because their inclusion would have been anti-dilutive:

	December 31,
	2023	2022
Options	2,430,900	270,100
Warrants	1,039,885	297,110
Total	3,470,785	567,210